Consolidated Statements of Comprehensive (Loss) Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
COMPREHENSIVE (LOSS) INCOME, NET OF TAX
Net loss	$ (171,660)	$ (191,082)	$ (83,775)
Unrealized (losses) gains from marketable securities	(980)	915	527
Foreign currency translation gains (losses)	25	(63)	97
Other comprehensive (loss) income, net of tax	(955)	852	624
Comprehensive loss	(172,615)	(190,230)	(83,151)
Comprehensive loss attributable to noncontrolling interest	(8,722)	(2,573)	(1,021)
Comprehensive loss	(172,615)	(190,230)	(83,151)
Comprehensive loss attributable to stockholders of Frontline Ltd.	$ (163,893)	$ (187,657)	$ (82,130)